July 31, 2019

Permanent Portfolio

Versatile Bond Portfolio

Aggressive Growth Portfolio

Supplement to the Summary Prospectuses and Prospectus,

each dated May 31, 2019, as amended

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN YOUR CURRENT SUMMARY PROSPECTUS AND PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH YOUR CURRENT SUMMARY PROSPECTUS AND PROSPECTUS.

With respect to each series of Permanent Portfolio Family of Funds listed above (each, a “Portfolio”), effective immediately, the second table in the “Performance — Average Annual Total Returns” section of the Summary Prospectus and the “Portfolio Summaries” section of the Prospectus (“Original Performance Table”) is deleted and replaced with the table that appears under that Portfolio’s name below.

The performance information in the tables below reflects the deduction of the maximum sales charge applicable to Class A shares for all periods and the contingent deferred sales charge (on shares redeemed within one year of purchase) on Class C shares for the one year period.

The performance information for Class A and Class C shares that is listed in the Original Performance Table does not reflect the deduction of applicable sales charges. Therefore, in the tables below, the returns for Class A shares (for all periods) and Class C shares (for the one year period) are lower than the returns that were previously disclosed in the Original Performance Table. Class I share information in the Original Performance Table has not been revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Average Annual Total Returns (for the periods ended December 31, 2018)

Permanent Portfolio	1 Year	5 Years	10 Years	Since Inception[1]

Class I

Return Before Taxes	-6.23%	1.33%	4.97%	5.77%

Return After Taxes on Distributions	-7.81%	.15%	4.02%	5.10%

Return After Taxes on Distributions and Sale of Portfolio Shares	-2.52%	.97%	3.93%	4.78%

Class A

Return Before Taxes	-11.12%	—	—	.31%

Class C

Return Before Taxes	-8.04%	—	—	1.54%

FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.86%	.60%	.35%	3.77%

Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%	11.06%

1 Inception date for Class I shares was December 1, 1982. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

Versatile Bond Portfolio	1 Year	5 Years	10 Years	Since Inception[1]

Class I

Return Before Taxes	2.02%	2.87%	2.68%	3.38%

Return After Taxes on Distributions	1.31%	1.43%	1.55%	2.29%

Return After Taxes on Distributions and Sale of Portfolio Shares	1.19%	1.59%	1.60%	2.23%

Class A

Return Before Taxes	-2.30%	—	—	1.78%

Class C

Return Before Taxes	.01%	—	—	2.63%

Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index[2] (reflects no deduction for fees, expenses or taxes)	-1.41%	.98%	2.37%	5.22%

FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index[3] (reflects no deduction for fees, expenses or taxes)	1.83%	1.15%	1.74%	4.33%

FTSE BIG Credit A 1-3 Year Corporate Bond Index[3] (reflects no deduction for fees, expenses or taxes)	1.55%	1.40%	3.09%	4.61%

1 Inception date for Class I shares was September 27, 1991. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.

2 The Portfolio changed its investment strategies on May 30, 2012. The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index has characteristics relevant to the Portfolio’s current investment strategies as described in this Prospectus.

3 Performance for periods prior to May 30, 2012 reflects the Portfolio’s results under its prior investment strategies. Such performance should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies. The FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index and the FTSE BIG Credit A 1-3 Year Corporate Bond Index have characteristics relevant to the Portfolio’s investment strategies in effect prior to May 30, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

Aggressive Growth Portfolio	1 Year	5 Years	10 Years	Since Inception[1]

Class I

Return Before Taxes	-12.42%	2.58%	10.79%	9.42%

Return After Taxes on Distributions	-14.52%	.57%	9.45%	8.32%

Return After Taxes on Distributions and Sale of Portfolio Shares	-5.57%	2.03%	8.96%	8.23%

Class A

Return Before Taxes	-17.00%	—	—	3.45%

Class C

Return Before Taxes	-14.08%	—	—	4.73%

Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	-3.48%	9.70%	13.16%	10.23%

Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%	9.22%

1 Inception date for Class I shares was January 2, 1990. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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